CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)		Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Current Assets
Cash		$ 4,015,551		$ 1,039,059
Prepaid and other current assets		146,842		101,353
Total Current Assets		4,162,393		1,140,412
Noncurrent Assets
Property and equipment, net		2,496		2,998
TOTAL ASSETS		4,164,889		1,143,410
Current Liabilities
Accounts payable		5,826		30,792
Accrued royalties		720,632
Founders claim accrual				240,000
Accrued expenses		254,320		276,126
Total Current Liabilities		980,778		546,918
Non-current Liabilities
Total Non-current Liabilities		383		416
TOTAL LIABILITIES		981,161		547,334
Stockholders’ Equity
Preferred stock, value	[1]	1,047		758
Ordinary Shares NIS 0.01 par value, 1,476,321 authorized, 124,156 issued and outstanding at December 31, 2022 and 2021	[1]	49,545		43,774
Additional paid-in capital	[1]	14,600,880		10,714,366
Accumulated deficit	[1]	(11,467,744)		(10,162,822)
TOTAL STOCKHOLDERS’ EQUITY		3,183,728	[1]	596,076	[1]	$ 2,259,667
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		$ 4,164,889		1,143,410
Dror Ortho Design Ltd [Member]
Current Assets
Cash				1,039,059		2,556,237
Prepaid and other current assets				101,353		29,619
Total Current Assets				1,140,412		2,585,856
Noncurrent Assets
Property and equipment, net				2,998		3,668
TOTAL ASSETS				1,143,410		2,589,524
Current Liabilities
Accounts payable				30,792		10,024
Founders claim accrual				240,000
Accrued expenses				276,126		72,365
Total Current Liabilities				546,918		82,389
Non-current Liabilities
Accrued severance				416		7,468
Founders claim accrual						240,000
Total Non-current Liabilities				416		247,468
TOTAL LIABILITIES				547,334		329,857
Stockholders’ Equity
Ordinary Shares NIS 0.01 par value, 1,476,321 authorized, 124,156 issued and outstanding at December 31, 2022 and 2021				294		294
Additional paid-in capital				10,758,026		10,738,118
Accumulated deficit				(10,162,822)		(8,479,323)
TOTAL STOCKHOLDERS’ EQUITY				596,076		2,259,667
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY				1,143,410		2,589,524
Dror Ortho Design Ltd [Member] | Series A-1 Preferred Stock [Member]
Stockholders’ Equity
Preferred stock, value				141		141
Dror Ortho Design Ltd [Member] | Series A-2 Preferred Stock [Member]
Stockholders’ Equity
Preferred stock, value				39		39
Dror Ortho Design Ltd [Member] | Series A-3 Preferred Stock [Member]
Stockholders’ Equity
Preferred stock, value				52		52
Dror Ortho Design Ltd [Member] | Series A-4 Preferred Stock [Member]
Stockholders’ Equity
Preferred stock, value				100		100
Dror Ortho Design Ltd [Member] | Series A-5 Preferred Stock [Member]
Stockholders’ Equity
Preferred stock, value				$ 246		$ 246

[1]	The number shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1